Stockholders' Equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
RSUs issued	20,000	96,000	150,000
RSUs vested	20,000	96,000
Fair value per share (weighted average)	$ 7.08	$ 4.89	$ 3.75
Fair value of shares vested	$ 142	$ 469	$ 974
Number of RSUs issuable under incentive plan	868,950
Stock compensation expense	$ 142	$ 469	$ 730